Balance Sheet Details - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Aug. 25, 2017	Aug. 26, 2016
Payables And Accruals [Abstract]
Accrued employee compensation	$ 17,426	$ 8,888
Income taxes payable	2,459	1,055
Accrued credits payable to customers	2,296
VAT and other transaction taxes payable	1,314	1,791
Accrued warranty reserve	275	266
Deferred tax liability		155
Other accrued liabilities	3,546	1,916
Total accrued liabilities	$ 27,316	$ 14,071